Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F/A
Amendment Flag	true
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	ARAUCO & CONSTITUTION PULP INC
Entity Central Index Key	0001004156
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	120,474,350
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity File Number	33-99720
Entity Address, Country	CL
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Incorporation, State or Country Code	F3
Entity Address, Address Line One	Avenida El Golf 150
Entity Address, Address Line Two	14th Floor
Entity Address, Address Line Three	Las Condes
Entity Address, City or Town	Santiago
Entity Address, Postal Zip Code	7550107
Auditor Firm ID	1364
Auditor Name	PricewaterhouseCoopers Consultores, Auditores y Compañía Limitada
Auditor Location	Santiago, Chile
Amendment Description	EXPLANATORY NOTE Celulosa Arauco y Constitución S.A. (Arauco and Constitution Pulp Inc.) is filing this Amendment No. 1 on Form 20-F/A to its Annual Report on Form 20-F for the fiscal year ended December 31, 2022, as filed with the Securities and Exchange Commission on April 19, 2023, to include the certifications that were omitted, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herein as Exhibit 13.1 and Exhibit 13.2, and the certifications pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, filed herein as Exhibit 12.1 and Exhibit 12.2. Other than as expressly set forth above, this Amendment No. 1 does not, and does not purport to, revise, update, amend or restate the information presented in any Item of the previously filed Form 20-F, nor does it reflect any events that have occurred after the filing of the previously filed Form 20-F.
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CL
Entity Address, Address Line One	Avenida El Golf 150
Entity Address, Address Line Two	14th Floor
Entity Address, Address Line Three	Las Condes
Entity Address, City or Town	Santiago
Entity Address, Postal Zip Code	7550107
City Area Code	56
Local Phone Number	56-2-2461-7200
Contact Personnel Email Address	gianfranco.truffello@arauco.com
Contact Personnel Name	Gianfranco Truffello
Contact Personnel Fax Number	56-2-2461-7200